Derivatives and Hedging - Schedule of Notional Amount and Fair Value of Outstanding Derivatives (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Notional Amount and Fair Value of Outstanding Derivatives [Abstract]
Notional amount of foreign currency contracts	$ 9,951	$ 10,921
Fair value of foreign currency contracts	$ 417	$ 429